1
Ellsworth Growth and Income Fund Ltd.
Schedule of Investments — June 30, 2023 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS  — 71.0%
Airlines  — 1.3%
$ 1,930,000 Southwest Airlines Co.,
1.250%, 05/01/25 ............... $ 2,219,983
Automotive: Parts and Accessories  — 0.6%
1,000,000 Rivian Automotive Inc.,
4.625%, 03/15/29(a) ............. 1,098,688
Business Services  — 1.7%
2,000,000 BigBear.ai Holdings Inc.,
6.000%, 12/15/26(a) ............. 1,406,959
2,000,000 Perficient Inc.,
0.125%, 11/15/26 ............... 1,650,175
3,057,134
Cable and Satellite  — 1.7%
DISH Network Corp.
2,100,000 Zero Coupon, 12/15/25 ........... 1,120,980
2,000,000 3.375%, 08/15/26 ............... 1,025,000
1,415,000 fuboTV Inc.,
3.250%, 02/15/26 ............... 817,985
2,963,965
Communications Equipment  — 2.2%
1,700,000 Kaleyra Inc.,
6.125%, 06/01/26(a) ............. 1,662,980
Lumentum Holdings Inc.
2,000,000 0.500%, 12/15/26 ............... 1,774,752
395,000 1.500%, 12/15/29(a) ............. 410,405
3,848,137
Computer Hardware  — 0.9%
2,000,000 3D Systems Corp.,
Zero Coupon, 11/15/26 ........... 1,521,250
Computer Software and Services  — 12.2%
1,700,000 Akamai Technologies Inc.,
0.375%, 09/01/27 ............... 1,650,258
3,000,000 Bandwidth Inc.,
0.250%, 03/01/26 ............... 2,374,240
1,625,000 Cardlytics Inc.,
1.000%, 09/15/25 ............... 916,175
1,915,000 Edgio Inc.,
3.500%, 08/01/25 ............... 1,621,598
2,590,000 i3 Verticals LLC,
1.000%, 02/15/25 ............... 2,394,131
2,000,000 Match Group Financeco 3 Inc.,
2.000%, 01/15/30(a) ............. 1,804,947
1,750,000 PAR Technology Corp.,
2.875%, 04/15/26 ............... 1,871,844
2,000,000 Progress Software Corp.,
1.000%, 04/15/26 ............... 2,200,000
Principal
Amount
Market
Value
$ 1,430,000 PROS Holdings Inc.,
2.250%, 09/15/27 ............... $ 1,437,150
2,000,000 Shift4 Payments Inc.,
Zero Coupon, 12/15/25 ........... 2,182,000
2,170,000 Veritone Inc.,
1.750%, 11/15/26 ............... 1,421,210
1,150,000 Workiva Inc.,
1.125%, 08/15/26 ............... 1,621,320
21,494,873
Consumer Services  — 5.3%
1,550,000 Live Nation Entertainment Inc.,
3.125%, 01/15/29(a) ............. 1,711,975
2,350,000 Marriott Vacations Worldwide Corp.,
3.250%, 12/15/27(a) ............. 2,230,150
NCL Corp. Ltd.
720,000 5.375%, 08/01/25 ............... 990,000
682,000 1.125%, 02/15/27 ............... 631,914
600,000 Royal Caribbean Cruises Ltd.,
6.000%, 08/15/25(a) ............. 1,321,800
2,505,000 Stride Inc.,
1.125%, 09/01/27 ............... 2,407,886
9,293,725
Diversified Industrial  — 0.7%
450,000 Chart Industries Inc.,
1.000%, 11/15/24 ............... 1,235,925
Energy and Utilities  — 13.0%
1,900,000 Alliant Energy Corp.,
3.875%, 03/15/26(a) ............. 1,896,200
2,026,000 Array Technologies Inc.,
1.000%, 12/01/28 ............... 2,322,809
800,000 Bloom Energy Corp.,
3.000%, 06/01/28(a) ............. 913,133
2,000,000 CMS Energy Corp.,
3.375%, 05/01/28(a) ............. 1,977,000
2,000,000 Duke Energy Corp.,
4.125%, 04/15/26(a) ............. 1,958,000
950,000 Nabors Industries Inc.,
1.750%, 06/15/29(a) ............. 715,825
2,500,000 NextEra Energy Partners LP,
2.500%, 06/15/26(a) ............. 2,251,237
2,000,000 Northern Oil and Gas Inc.,
3.625%, 04/15/29(a) ............. 2,240,443
1,375,000 Ormat Technologies Inc.,
2.500%, 07/15/27(a) ............. 1,491,188
2,000,000 PPL Capital Funding Inc.,
2.875%, 03/15/28(a) ............. 1,920,000
1,500,000 Stem Inc.,
4.250%, 04/01/30(a) ............. 1,508,250
1,990,000 Sunnova Energy International Inc.,
2.625%, 02/15/28(a) ............. 1,634,072

Ellsworth Growth and Income Fund Ltd.
Schedule of Investments (Continued) — June 30, 2023 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Energy and Utilities (Continued)
$ 2,000,000 The Southern Co.,
3.875%, 12/15/25(a) ............. $ 2,005,000
22,833,157
Entertainment  — 1.1%
1,815,000 Liberty Media Corp.-Liberty Formula One,
2.250%, 08/15/27(a) ............. 1,958,385
Financial Services  — 4.2%
1,500,000 Bread Financial Holdings Inc.,
4.250%, 06/15/28(a) ............. 1,541,582
900,000 Envestnet Inc.,
2.625%, 12/01/27(a) ............. 948,600
1,250,000 HCI Group Inc.,
4.750%, 06/01/42 ............... 1,235,625
2,750,000 LendingTree Inc.,
0.500%, 07/15/25 ............... 2,145,000
2,100,000 SoFi Technologies Inc.,
Zero Coupon, 10/15/26(a) ......... 1,631,700
7,502,507
Food and Beverage  — 2.1%
600,000 Freshpet Inc.,
3.000%, 04/01/28(a) ............. 709,950
1,325,000 Post Holdings Inc.,
2.500%, 08/15/27(a) ............. 1,342,490
1,500,000 The Chefs' Warehouse Inc.,
2.375%, 12/15/28(a) ............. 1,581,099
3,633,539
Health Care  — 9.3%
2,235,000 Coherus Biosciences Inc.,
1.500%, 04/15/26 ............... 1,391,287
2,125,000 CONMED Corp.,
2.250%, 06/15/27 ............... 2,382,125
Cutera Inc.
1,000,000 2.250%, 03/15/26 ............... 843,660
1,145,000 4.000%, 06/01/29(a) ............. 723,640
Exact Sciences Corp.
1,000,000 0.375%, 03/01/28 ............... 1,028,176
1,200,000 2.000%, 03/01/30(a) ............. 1,662,600
2,300,000 Halozyme Therapeutics Inc.,
1.000%, 08/15/28(a) ............. 2,104,500
1,500,000 Insulet Corp.,
0.375%, 09/01/26 ............... 2,067,750
234,000 Integer Holdings Corp.,
2.125%, 02/15/28(a) ............. 276,822
1,015,000 Invacare Corp., Escrow,
Zero Coupon, 05/08/28 ........... 0
2,390,000 PetIQ Inc.,
4.000%, 06/01/26 ............... 2,213,678
Principal
Amount
Market
Value
$ 1,500,000 TransMedics Group Inc.,
1.500%, 06/01/28(a) ............. $ 1,714,547
16,408,785
Materials  — 0.1%
345,000 Danimer Scientific Inc.,
3.250%, 12/15/26(a) ............. 144,486
Real Estate Investment Trusts  — 1.8%
375,000 Braemar Hotels & Resorts Inc.,
4.500%, 06/01/26 ............... 345,717
1,000,000 Pebblebrook Hotel Trust,
1.750%, 12/15/26 ............... 849,124
1,000,000 Redwood Trust Inc.,
7.750%, 06/15/27 ............... 846,250
1,330,000 Summit Hotel Properties Inc.,
1.500%, 02/15/26 ............... 1,136,401
3,177,492
Security Software  — 3.6%
3,000,000 2U Inc.,
2.250%, 05/01/25 ............... 1,977,000
2,990,000 Verint Systems Inc.,
0.250%, 04/15/26 ............... 2,649,888
1,515,000 Zscaler Inc.,
0.125%, 07/01/25 ............... 1,773,307
6,400,195
Semiconductors  — 5.7%
1,750,000 Impinj Inc.,
1.125%, 05/15/27 ............... 1,900,945
1,500,000 indie Semiconductor Inc.,
4.500%, 11/15/27(a) ............. 1,998,000
1,125,000 ON Semiconductor Corp.,
0.500%, 03/01/29(a) ............. 1,276,132
2,500,000 Semtech Corp.,
1.625%, 11/01/27(a) ............. 2,338,750
3,375,000 Wolfspeed Inc.,
1.875%, 12/01/29(a) ............. 2,619,000
10,132,827
Telecommunications  — 3.5%
2,060,000 8x8 Inc.,
0.500%, 02/01/24 ............... 1,967,176
Infinera Corp.
1,250,000 2.500%, 03/01/27 ............... 1,161,894
325,000 3.750%, 08/01/28(a) ............. 325,487
2,000,000 InterDigital Inc.,
3.500%, 06/01/27 ............... 2,706,172
6,160,729
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 125,085,782

Ellsworth Growth and Income Fund Ltd.
Schedule of Investments (Continued) — June 30, 2023 (Unaudited)
Shares
Market
Value
CONVERTIBLE PREFERRED STOCKS  — 0.5%
Business Services  — 0.1%
809,253 Amerivon Holdings LLC,
4.000%(b) .................... $ 0
272,728 Amerivon Holdings LLC, common equity
units
(b) .......................... 3
3
Health Care  — 0.4%
31,218 Invacare Holdings Corp., Ser. A,
9.000% ...................... 780,444
TOTAL CONVERTIBLE PREFERRED
STOCKS ................... 780,447
MANDATORY CONVERTIBLE SECURITIES(c)  — 3.0%
Diversified Industrial  — 1.5%
40,000 Chart Industries Inc., Ser. B,
6.750%, 12/15/25 ............... 2,605,600
Energy and Utilities  — 1.5%
NextEra Energy Inc.
27,465 6.219%, 09/01/23 ............... 1,346,609
30,000 6.926%, 09/01/25 ............... 1,358,700
2,705,309
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................ 5,310,909
COMMON STOCKS  — 17.4%
Business Services  — 0.5%
13,000 PayPal Holdings Inc.† .............. 867,490
Communications Equipment  — 0.1%
11,429 Kaleyra Inc.† .................... 77,031
Computer Software and Services  — 2.4%
12,300 Microsoft Corp. .................. 4,188,642
Consumer Products  — 0.7%
24,000 Unilever plc, ADR ................. 1,251,120
Entertainment  — 0.6%
12,500 The Walt Disney Co.† .............. 1,116,000
Health Care  — 2.3%
13,971 Invacare Holdings Corp.† ............ 0
22,651 Merck & Co. Inc. .................. 2,613,699
40,000 Pfizer Inc. ...................... 1,467,200
4,080,899
Real Estate Investment Trusts  — 5.3%
10,000 American Tower Corp. .............. 1,939,400
16,100 Crown Castle Inc. ................. 1,834,434
Shares
Market
Value
5,000 Equinix Inc. ..................... $ 3,919,700
7,000 SBA Communications Corp. .......... 1,622,320
9,315,854
Semiconductors  — 2.0%
4,058 Broadcom Inc. ................... 3,520,031
Telecommunications  — 3.5%
60,000 AT&T Inc. ....................... 957,000
24,619 T-Mobile US Inc.† ................. 3,419,579
50,000 Verizon Communications Inc. ......... 1,859,500
6,236,079
TOTAL COMMON STOCKS ......... 30,653,146
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 8.1%
$ 14,435,000 U.S. Treasury Bills,
5.100% to 5.313%††, 08/24/23 to
09/14/23 ...................... 14,306,331
TOTAL INVESTMENTS — 100.0% ....
(Cost $164,889,615) ............. $ 176,136,615
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt